Income Taxes - Textual (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Dec. 31, 2013
Valuation Allowance [Line Items]
Income tax benefit allocated to Capital in excess of par value	$ (4,200,000)	$ (11,700,000)	$ (1,800,000)
Tax benefit resulting from accounting method change related to bad debt	19,300,000	24,500,000		$ 7,000,000
Estimated realization of additional tax benefits	100,000	300,000
Changes to valuation allowance during the period	300,000	4,600,000	(7,700,000)
Remaining valuation allowance	27,900,000	27,600,000
Unrecognized income tax benefits	2,800,000	2,900,000	900,000		$ 1,100,000
Unrecognized tax benefits that would have affected effective tax rate if recognized	2,800,000	2,900,000	$ 900,000		$ 400,000
Amount of unrecognized tax benefits that may be released	2,600,000
Federal [Member]
Valuation Allowance [Line Items]
Net operating loss	0
Operating loss carryforward resulting from excess tax benefits of share-based awards	17,300,000
Tax credit carryforward	19,300,000
State [Member]
Valuation Allowance [Line Items]
Net operating loss	64,800,000
Pro Forma [Member]
Valuation Allowance [Line Items]
Estimated realization of additional tax benefits	$ 53,000,000	$ 44,000,000